UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-09140

                Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.9%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,443		$27
DFA Inflation Protected Securities Portfolio - Institutional Shares	59,434		722
DFA International Core Equity Portfolio - Institutional Shares	2,574		30
DFA Large Cap International Portfolio - Institutional Shares	3,020		60
DFA LTIP Portfolio - Institutional Shares	18,524		187
DFA U.S. Core Equity1 Portfolio - Institutional Shares	5,124		94
DFA U.S. Large Company Portfolio - Institutional Shares	5,518		94

TOTAL MUTUAL FUNDS (Identified Cost $1,111)			1,214

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $1,111)			1,214

SHORT-TERM INVESTMENT—1.2%

Money Market Mutual Fund(2)—1.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	14,796		15

TOTAL SHORT-TERM INVESTMENT (Identified Cost $15)			15

TOTAL INVESTMENTS—101.1% (Identified Cost $1,126)			1,229(1)

Other assets and liabilities, net—(1.1)%			(13)

NET ASSETS—100.0%		$	1,216

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,214	$1,214
Short-Term Investments	15	15
Total Investments	$1,229	$1,229

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.9%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	2,184		$40
DFA Inflation Protected Securities Portfolio - Institutional Shares	38,482		468
DFA International Core Equity Portfolio - Institutional Shares	3,985		47
DFA Large Cap International Portfolio - Institutional Shares	4,634		92
DFA LTIP Portfolio - Institutional Shares	37,497		378
DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,181		24
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	2,393		24
DFA U.S. Core Equity1 Portfolio - Institutional Shares	7,832		144
DFA U.S. Large Company Portfolio - Institutional Shares	8,390		142
TOTAL MUTUAL FUNDS (Identified Cost $1,231)			1,359
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,231)			1,359
SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund(2)—1.0%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,601		14

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14)			14

TOTAL INVESTMENTS—100.9% (Identified Cost $1,245)			1,373(1)

Other assets and liabilities, net—(0.9)%			(13)

NET ASSETS—100.0%		$	1,360

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,359	$1,359
Short-Term Investments	14	14
Total Investments	$1,373	$1,373

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.9%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	2,814		$52

DFA Inflation Protected Securities Portfolio - Institutional Shares	11,267		137

DFA International Core Equity Portfolio - Institutional Shares	5,095		60

DFA Large Cap International Portfolio - Institutional Shares	5,999		119

DFA LTIP Portfolio - Institutional Shares	41,777		421

DFA Short-Term Extended Quality Portfolio - Institutional Shares	5,115		56

DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	5,615		56

DFA U.S. Core Equity1 Portfolio - Institutional Shares	10,311		190

DFA U.S. Large Company Portfolio - Institutional Shares	11,109		189

TOTAL MUTUAL FUNDS (Identified Cost $1,139)			1,280

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $1,139)			1,280

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(2)—1.1%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	14,451		14

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14)			14

TOTAL INVESTMENTS—101.0% (Identified Cost $1,153)			1,294(1)

Other assets and liabilities, net—(1.0)%			(13)

NET ASSETS—100.0%		$	1,281

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$ 1,280	$1,280
Short-Term Investments	14	14
Total Investments	$ 1,294	$1,294

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—100%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,523	$65
DFA International Core Equity Portfolio - Institutional Shares	6,327	75
DFA Large Cap International Portfolio - Institutional Shares	7,409	147
DFA LTIP Portfolio - Institutional Shares	30,532	308
DFA Short-Term Extended Quality Portfolio - Institutional Shares	7,869	86
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	8,638	86
DFA U.S. Core Equity1 Portfolio - Institutional Shares	12,763	235
DFA U.S. Large Company Portfolio - Institutional Shares	13,712	233
TOTAL MUTUAL FUNDS (Identified Cost $1,101)		1,235
TOTAL LONG TERM INVESTMENTS—100% (Identified Cost $1,101)		1,235

SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund(2)—1.0%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,465	13

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13)		13

TOTAL INVESTMENTS—101.0% (Identified Cost $1,114)		1,248(1)

Other assets and liabilities, net—(1.0)%		(13)

NET ASSETS—100.0%		$1,235

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,235	$1,235
Short-Term Investments	13	13
Total Investments	$1,248	$1,248

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—100.0%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	4,828		$89

DFA International Core Equity Portfolio - Institutional Shares	8,669		102

DFA Large Cap International Portfolio - Institutional Shares	10,154		202

DFA LTIP Portfolio - Institutional Shares	7,721		78

DFA Short-Term Extended Quality Portfolio - Institutional Shares	11,525		126

DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	12,596		126

DFA U.S. Core Equity1 Portfolio - Institutional Shares	17,314		319

DFA U.S. Large Company Portfolio - Institutional Shares	18,583		315

TOTAL MUTUAL FUNDS (Identified Cost $1,233)			1,357

TOTAL LONG TERM INVESTMENTS—100.0% (Identified Cost $1,233)			1,357

SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund(2)—1.0%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,783		14

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14)			14

TOTAL INVESTMENTS—101.0% (Identified Cost $1,247)			1,371(1)

Other assets and liabilities, net—(1.0)%			(13)

NET ASSETS—100.0%		$	1,358

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,357	$1,357
Short-Term Investments	14	14
Total Investments	$1,371	$1,371

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—100.0%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	4,867		$89
DFA International Core Equity Portfolio - Institutional Shares	8,786		104
DFA Large Cap International Portfolio - Institutional Shares	10,280		205
DFA Short-Term Extended Quality Portfolio - Institutional Shares	5,992		66
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	6,603		66
DFA U.S. Core Equity1 Portfolio - Institutional Shares	17,498		322
DFA U.S. Large Company Portfolio - Institutional Shares	18,809		319

TOTAL MUTUAL FUNDS (Identified Cost $1,050)			1,171

TOTAL LONG TERM INVESTMENTS—100.0%
(Identified Cost $1,050)			1,171

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(2)—1.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,387		13

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13)			13

TOTAL INVESTMENTS—101.1% (Identified Cost $1,063)			1,184(1)

Other assets and liabilities, net—(1.1)%			(12)

NET ASSETS—100.0%		$	1,172

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,171	$1,171
Short-Term Investments	13	13
Total Investments	$1,184	$1,184

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—100.0%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,255	$97

DFA International Core Equity Portfolio - Institutional Shares	9,488	112

DFA Large Cap International Portfolio - Institutional Shares	11,119	221

DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,611	28

DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	2,865	29

DFA U.S. Core Equity1 Portfolio - Institutional Shares	18,956	349

DFA U.S. Large Company Portfolio - Institutional Shares	20,326	345

TOTAL MUTUAL FUNDS (Identified Cost $1,053)		1,181

TOTAL LONG TERM INVESTMENTS—100.0% (Identified Cost $1,053)		1,181

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(2)—1.1%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,374	13

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13)		13

TOTAL INVESTMENTS—101.1% (Identified Cost $1,066)		1,194(1)

Other assets and liabilities, net—(1.1)%		(13)

NET ASSETS—100.0%		$1,181

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,181	$1,181
Short-Term Investments	13	13
Total Investments	$1,194	$1,194

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—100.0%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,087	$93

DFA International Core Equity Portfolio - Institutional Shares	9,180	108

DFA Large Cap International Portfolio - Institutional Shares	10,744	214

DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,428	27

DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	2,760	28

DFA U.S. Core Equity1 Portfolio - Institutional Shares	18,333	337

DFA U.S. Large Company Portfolio - Institutional Shares	19,595	333

TOTAL MUTUAL FUNDS (Identified Cost $1,013)		1,140

TOTAL LONG TERM INVESTMENTS—100.0% (Identified Cost $1,013)		1,140

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(2)—1.1%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,023	13

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13)		13

TOTAL INVESTMENTS—101.1% (Identified Cost $1,026)		1,153(1)

Other assets and liabilities, net—(1.1)%		(13)

NET ASSETS—100.0%		$1,140

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,140	$1,140
Short-Term Investments	13	13
Total Investments	$1,153	$1,153

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—100.0%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,102	$94

DFA International Core Equity Portfolio - Institutional Shares	9,189	108

DFA Large Cap International Portfolio - Institutional Shares	10,738	214

DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,459	27

DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	2,697	27

DFA U.S. Core Equity1 Portfolio - Institutional Shares	18,323	337

DFA U.S. Large Company Portfolio - Institutional Shares	19,601	333

TOTAL MUTUAL FUNDS (Identified Cost $1,013)		1,140

TOTAL LONG TERM INVESTMENTS—100.0% (Identified Cost $1,013)		1,140

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(2)—1.1%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	13,030	13

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13)		13

TOTAL INVESTMENTS—101.1% (Identified Cost $1,026)		1,153(1)

Other assets and liabilities, net—(1.1)%		(13)

NET ASSETS—100.0%		$1,140

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,140	$1,140
Short-Term Investments	13	13
Total Investments	$1,153	$1,153

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—99.9%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,326	$98

DFA International Core Equity Portfolio - Institutional Shares	9,485	112

DFA Large Cap International Portfolio - Institutional Shares	11,201	223

DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,754	30

DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	2,917	29

DFA U.S. Core Equity1 Portfolio - Institutional Shares	18,913	348

DFA U.S. Large Company Portfolio - Institutional Shares	20,459	348

TOTAL MUTUAL FUNDS (Identified Cost $1,061)		1,188

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $1,061)		1,188

SHORT-TERM INVESTMENT—1.2%

Money Market Mutual Fund(2)—1.2%

JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	14,225	14

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14)		14

TOTAL INVESTMENTS—101.1% (Identified Cost $1,075)		1,202(1)

Other assets and liabilities, net—(1.1)%		(13)

NET ASSETS—100.0%		$1,189

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,188	$1,188
Short-Term Investments	14	14
Total Investments	$1,202	$1,202

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Trust, in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.  SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation

Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA 2015 Target Date Retirement Income Fund	$1,127	$102	--	$102
DFA 2020 Target Date Retirement Income Fund	1,245	128	--	128
DFA 2025 Target Date Retirement Income Fund	1,153	141	--	141
DFA 2030 Target Date Retirement Income Fund	1,114	134	--	134
DFA 2035 Target Date Retirement Income Fund	1,247	124	--	124
DFA 2040 Target Date Retirement Income Fund	1,063	121	--	121
DFA 2045 Target Date Retirement Income Fund	1,066	128	--	128
DFA 2050 Target Date Retirement Income Fund	1,026	127	--	127
DFA 2055 Target Date Retirement Income Fund	1,027	126	--	126
DFA 2060 Target Date Retirement Income Fund	1,075	127	--	127

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Retirement Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date11-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date11-29-2016

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date11-29-2016

* Print the name and title of each signing officer under his or her signature.